Award Timing Disclosure	12 Months Ended
Mar. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not generally grant stock options as part of our equity compensation programs. If stock options were to be granted in the future, we would not grant such options in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock. In addition, we generally do not grant stock options (i) during trading blackout periods established under our Insider Trading Policy, or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Current Report on Form 8-K that disclose material nonpublic information. These restrictions do not apply to restricted stock units, performance stock units, or other types of equity awards that do not include an exercise price related to the market price of our common stock on the date of grant.

During fiscal year 2026, (i) none of our Named Executive Officers (as defined below) were awarded stock options, and (ii) we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	We do not generally grant stock options as part of our equity compensation programs. If stock options were to be granted in the future, we would not grant such options in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock. In addition, we generally do not grant stock options (i) during trading blackout periods established under our Insider Trading Policy, or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Current Report on Form 8-K that disclose material nonpublic information.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	release of material nonpublic information
MNPI Disclosure Timed for Compensation Value	false